January 25, 2012	Jeremy C. Smith (202) 508-4632 (202) 383-8331 jeremy.smith@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:    DoubleLine Opportunistic Credit Fund (File Nos. 333-175891, 811-22592)

Ladies and Gentlemen:

We are filing today via EDGAR, on behalf of DoubleLine Opportunistic Credit Fund (the “Fund”), pre-effective amendment No. 5 to the Fund’s registration statement on Form N-2 (File Nos. 333-175891, 811-22592) pursuant to the Securities Act of 1933, as amended (Amendment No. 5 pursuant to the Investment Company Act of 1940, as amended).

Prior to filing this pre-effective amendment, the Fund and the principal underwriter have filed acceleration requests to declare the Fund’s registration statement effective at 9:00 a.m. on Thursday, January 26, 2012, or as soon thereafter as practicable.

Please direct any questions regarding this filing to me at (202) 508-4632. Thank you for your attention in this matter.

Sincerely,

/s/ Jeremy C. Smith

Jeremy C. Smith

cc:	Keith T. Kirk
Timothy W. Diggins